Pensions - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) pensionPlan	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Retirement Benefits [Abstract]
Number of non-US noncontributory defined benefit pension plans sponsored | pensionPlan	2
Benefit cost	$ 0.0	$ 0.0	$ 0.0
Extensible list not disclosed flag	Consolidated Statement of Operations	Consolidated Statement of Operations	Consolidated Statement of Operations
Extensible list not disclosed flag	Consolidated Statement of Operations	Consolidated Statement of Operations	Consolidated Statement of Operations
Amount of defined contribution	$ 1.0	$ 1.3	$ 2.2